Debt (Details) - Business Acquisition, Acquiree [Domain] - Credit Facility [Domain] $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2010 USD ($)	Sep. 30, 2014 USD ($) item	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Jan. 31, 2014 USD ($)	Jun. 30, 2013 USD ($)
Debt
Total debt		$ 1,004,000	$ 1,173,300
Less: Current portion of debt and short-term borrowings		(64,400)	(84,300)
Long-term debt, less current portion		939,565	1,089,060
Scheduled maturities of debt:
2016		38,000
2017		37,700
2018		600,000
Thereafter		263,900
Total debt		1,004,000	1,173,300
2015		64,400
Debt agreements
Repayment of indebtedness		$ 1,998,882	2,156,399	$ 1,550,996
Interest rate, basis spread (as a percent)		0.125%
Senior notes assumed in acquisition as part of consideration		$ 18,300	5,600
Debt		$ 1,004,000	1,173,300
Contingent increase to maximum borrowing capacity under the credit facility					$ 1,250,000
Actual consolidated leverage ratio		2.55
Maximum consolidated leverage ratio		3.0
Actual net worth of the entity		$ 2,186,517	$ 2,021,443
Average effective interest rate on total borrowings, including the effects of swaps (as a percent)		2.80%	3.00%	3.10%
Parent
Debt
Long-term debt, less current portion		$ 938,900	$ 1,087,400
Debt agreements
Repayment of indebtedness		1,918,600	2,145,700	$ 1,513,600
Actual net worth of the entity		$ 2,178,500	$ 2,009,400
Notes Payable to Banks | Minimum
Debt agreements
Number of subsidiary guarantors | item		1
Notes Payable to Banks June 2013 Agreement [Member]
Debt agreements
Principal amount						$ 750,000
Additional borrowings available						100,000
Average interest rate (as a percent)		1.66%
Final principal payment		$ 600,000
Notes Payable to Banks June 2013 Agreement [Member] | Base Rate [Member]
Debt agreements
Description of interest rate basis		Base Rate
Notes Payable to Banks June 2013 Agreement [Member] | Base Rate [Member] | Maximum
Debt agreements
Interest rate, basis spread (as a percent)		1.25%
Notes Payable to Banks June 2013 Agreement [Member] | Debt Instrument Variable Rate Base Eurocurrency Rate
Debt agreements
Description of interest rate basis		Eurodollar Rate
Notes Payable to Banks June 2013 Agreement [Member] | Debt Instrument Variable Rate Base Eurocurrency Rate | Maximum
Debt agreements
Interest rate, basis spread (as a percent)		2.25%
Notes Payable to Banks June 2013 Agreement [Member] | Debt Instrument Variable Rate Base Eurocurrency Rate | Minimum
Debt agreements
Interest rate, basis spread (as a percent)		1.125%
Notes Payable to Banks September 2011 Agreement [Member]
Debt agreements
Repayment of indebtedness		$ 675,000
Average interest rate (as a percent)			1.98%
Senior Notes
Debt
Total debt		263,900	$ 260,200
Scheduled maturities of debt:
Total debt		263,900	260,200
Debt agreements
Principal amount	$ 300,000
Debt		263,900	260,200
Fair value of debt instrument		287,400	269,400
Proceeds from sale of senior notes	249,800
Net worth threshold, base amount						$ 1,200,000
Net worth threshold, percentage of the consolidated net income for each fiscal quarter commencing with the specified period						40.00%
Actual net worth of the entity		2,200,000
Net worth threshold		$ 1,700,000
Senior Notes | Minimum
Debt agreements
Number of subsidiary guarantors | item		1
Senior Notes 5.00 Percent Due 2022
Debt agreements
Principal amount		$ 800,000
Interest rate (as a percent)		5.75%
Senior Notes 5.43 Percent Series A Due July 2020
Debt agreements
Principal amount	$ 175,000
Interest rate (as a percent)	5.43%
Senior Discount Notes 1.00 Percent Series B Due July 2022
Debt agreements
Principal amount	$ 125,000
Interest rate (as a percent)	1.00%
Effective interest rate (as a percent)		5.62%
Total debt		$ 88,900	85,200
Other Debt
Debt
Total debt		27,600	48,400
Scheduled maturities of debt:
Total debt		27,600	48,400
Debt agreements
Debt		27,600	48,400
Outstanding letters of credit		301,000	236,400
Unsecured Credit Facilities
Debt
Total debt		712,500	750,000
Scheduled maturities of debt:
Total debt		712,500	750,000
Debt agreements
Debt		712,500	750,000
Remaining borrowing capacity under the credit facility		327,400	331,800
Revolving Credit Facility
Debt
Total debt			114,700
Scheduled maturities of debt:
Total debt			114,700
Debt agreements
Debt			114,700
The 2024 Notes
Debt agreements
Principal amount		$ 800,000
Interest rate (as a percent)		5.875%
Line of Credit
Debt
Total debt			114,700
Scheduled maturities of debt:
Total debt			114,700
Debt agreements
Debt			114,700
Borrowing capacity					$ 1,050,000
Outstanding letters of credit		$ 12,100	$ 35,500
Remaining borrowing capacity under the credit facility		$ 1,037,900
Line of Credit | Maximum
Debt agreements
Percentage of commitment fee		0.35%
Line of Credit | Minimum
Debt agreements
Percentage of commitment fee		0.125%
Line of Credit | Base Rate [Member] | Maximum
Debt agreements
Interest rate, basis spread (as a percent)		1.25%
Line of Credit | Base Rate [Member] | Minimum
Debt agreements
Interest rate, basis spread (as a percent)		0.125%
Line of Credit | Debt Instrument Variable Rate Base Eurocurrency Rate | Maximum
Debt agreements
Interest rate, basis spread (as a percent)		2.25%
Line of Credit | Debt Instrument Variable Rate Base Eurocurrency Rate | Minimum
Debt agreements
Interest rate, basis spread (as a percent)		1.125%